UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225
                                                      --------

                        Oppenheimer Quest For Value Funds
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                             SHARES            VALUE
                                                         --------------   --------------
COMMON STOCKS--55.3%
CONSUMER DISCRETIONARY--4.0%
MEDIA--4.0%
Liberty Global, Inc., Series A(1, 2)                            758,258   $   21,860,578
Liberty Global, Inc., Series C(1, 2)                          1,058,628       29,006,407
National CineMedia, Inc.                                        669,800        8,566,742
                                                                          --------------
                                                                              59,433,727
                                                                          --------------
CONSUMER STAPLES--7.3%
BEVERAGES--0.5%
InBev NV                                                        104,700        7,063,400
FOOD PRODUCTS--2.3%
ConAgra Foods, Inc.(2)                                          259,400        5,623,792
Nestle SA                                                       649,310       28,456,417
                                                                          --------------
                                                                              34,080,209
                                                                          --------------
TOBACCO--4.5%
Altria Group, Inc.(2)                                           625,600       12,730,960
Lorillard, Inc.(2)                                              326,400       21,904,704
Philip Morris International, Inc.(2)                            625,600       32,312,240
                                                                          --------------
                                                                              66,947,904
                                                                          --------------
ENERGY--4.9%
OIL, GAS & CONSUMABLE FUELS--4.9%
Alpha Natural Resources, Inc.(1)                                 82,000        8,113,900
BP plc, ADR(2)                                                  143,900        8,841,216
Exxon Mobil Corp.(2)                                            420,400       33,812,772
Petroleo Brasileiro SA, ADR(2)                                  376,000       21,022,160
                                                                          --------------
                                                                              71,790,048
                                                                          --------------
FINANCIALS--5.6%
CAPITAL MARKETS--3.0%
Credit Suisse Group AG, ADR                                     584,000       29,129,920
Julius Baer Holding AG                                          235,229       15,047,110
                                                                          --------------
                                                                              44,177,030
                                                                          --------------
CONSUMER FINANCE--1.0%
American Express Co.(2)                                         391,300       14,525,056
INSURANCE--1.6%
Everest Re Group Ltd.                                           247,400       20,237,320
National Financial Partners Corp.(2)                            211,400        4,407,690
                                                                          --------------
                                                                              24,645,010
                                                                          --------------
HEALTH CARE--6.8%
BIOTECHNOLOGY--1.3%
Amicus Therapeutics, Inc.(1,2)                                  404,500        6,269,750
deCODE genetics, Inc.(1)                                        555,100          888,160
Human Genome Sciences, Inc.(1)                                  749,800        4,971,174
Orexigen Therapeutics, Inc.(1, 2)                               484,880        4,242,700
Theravance, Inc.(1)                                             218,300        3,488,434
                                                                          --------------
                                                                              19,860,218
                                                                          --------------


                  1 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                             SHARES            VALUE
                                                         --------------   --------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Medco Health Solutions, Inc.(1)                                 183,700   $    9,107,846
Skilled Healthcare Group, Inc., Cl. A(1, 2)                     449,900        6,573,039
WellPoint, Inc.(1, 2)                                           189,200        9,923,540
                                                                          --------------
                                                                              25,604,425
                                                                          --------------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Waters Corp.(1)                                                 132,000        8,968,080
PHARMACEUTICALS--3.2%
Abbott Laboratories(2)                                          165,600        9,329,904
Medicines Co. (The)(1, 2)                                       530,400       11,780,184
Mylan, Inc.(1, 2)                                               763,000        9,896,110
Schering-Plough Corp.(2)                                        746,800       15,742,544
                                                                          --------------
                                                                              46,748,742
                                                                          --------------
INDUSTRIALS--5.9%
AEROSPACE & DEFENSE--1.3%
Orbital Sciences Corp.(1, 2)                                    212,000        5,302,120
United Technologies Corp.(2)                                    226,800       14,510,664
                                                                          --------------
                                                                              19,812,784
                                                                          --------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd.                                       5,596,000        2,291,765
INDUSTRIAL CONGLOMERATES--2.2%
Siemens AG, Sponsored ADR(2)                                    264,400       32,092,872
MACHINERY--1.5%
Navistar International Corp.(1, 2)                              400,800       22,444,800
TRADING COMPANIES & DISTRIBUTORS--0.7%
Aircastle Ltd.                                                  945,200       10,349,940
INFORMATION TECHNOLOGY--17.3%
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.(1, 2)                                       553,900       12,180,261
COMPUTERS & PERIPHERALS--1.3%
International Business Machines Corp.(2)                        142,800       18,275,544
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc.(1, 2)                                                419,900       10,568,883
Google, Inc., Cl. A(1, 2)                                        12,800        6,064,000
Yahoo!, Inc.(1, 2)                                              356,200        7,084,818
                                                                          --------------
                                                                              23,717,701
                                                                          --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Lam Research Corp.(1)                                           287,300        9,449,297
Texas Instruments, Inc.                                         510,100       12,436,238
                                                                          --------------
                                                                              21,885,535
                                                                          --------------
SOFTWARE--12.1%
Microsoft Corp.(2)                                              914,000       23,508,080
Novell, Inc.(1, 2)                                            1,186,600        6,609,362
Synopsys, Inc.(1, 2)                                            522,100       12,540,842
Take-Two Interactive Software, Inc.(1, 2, 3)                  4,722,550      107,674,140


                  2 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                             SHARES            VALUE
                                                         --------------   --------------
SOFTWARE CONTINUED
THQ, Inc.(1)                                                  1,907,778   $   28,960,070
                                                                          --------------
                                                                             179,292,494
                                                                          --------------
MATERIALS--1.4%
CHEMICALS--0.5%
Lubrizol Corp. (The)(2)                                         156,500        7,793,700
METALS & MINING--0.9%
Carpenter Technology Corp.(2)                                   119,677        4,631,500
Teck Cominco Ltd., Cl. B                                        191,500        8,795,591
                                                                          --------------
                                                                              13,427,091
                                                                          --------------
TELECOMMUNICATION SERVICES--1.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.(2)                                                   415,700       12,807,717
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.(2)                                          799,400        6,507,116
UTILITIES--0.8%
ENERGY TRADERS--0.8%
AES Corp. (The)(1, 2)                                           468,800        7,566,432
Dynegy, Inc., Cl. A(1)                                          624,500        4,202,885
                                                                          --------------
                                                                              11,769,317
                                                                          --------------
Total Common Stocks (Cost $774,481,118)                                      818,492,486
                                                                          --------------
PREFERRED STOCKS--0.7%
Companhia Vale do Rio Doce, Sponsored ADR(2)
(Cost $2,437,639)                                               408,800       10,698,296

                                                            PRINCIPAL
                                                             AMOUNT
                                                         --------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost
   $3,692,000)                                           $    3,692,000        3,036,670
CATASTROPHE/EVENT-LINKED BONDS--0.3%
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 6.684%,
   8/10/11(4, 5)                                              3,000,000        3,054,300
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 4.801%,
   6/28/10(4, 5)                                              1,000,000        1,002,475
                                                                          --------------
Total Catastrophe/Event-Linked Bonds (Cost $4,000,000)                         4,056,775
                                                                          --------------

                                             EXERCISE       NOTIONAL
                                               DATE          AMOUNT
                                           -----------   --------------
SWAPTIONS PURCHASED--0.3%
Goldman Sachs International Call;
   Paid: Option premium payment of
   Euro 2,450,000; Received: The greater
   of 0 or ((30 year EUR-ISDA-EURIBOR
   -2 year EUR -EURIBOR)-74.5 basis
   points)(1, 6)                             4/19/10     $1,000,000,000        1,855,746


                  3 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                             EXERCISE       NOTIONAL
                                               DATE          AMOUNT            VALUE
                                           -----------   --------------   --------------
Lehman Brothers International (Europe)
   Call; Paid: Option premium of USD
   3,500,000; Received: The greater of 0
   or ((30 year EUR-ISDA-EURIBOR) -74
   basis points)(1, 6)                       4/13/10     $  982,600,000   $    1,902,850
                                                                          --------------
Total Swaptions Purchased (Cost $7,365,857)                                    3,758,596
                                                                          --------------

                                                             SHARES
                                                         --------------
INVESTMENT COMPANY--43.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.67%(3, 7) (Cost $644,150,356)                          644,150,356      644,150,356
TOTAL INVESTMENTS, AT VALUE (COST $1,436,126,970)                 100.3%   1,484,193,179
                                                                          --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.3)      (4,419,508)
                                                         --------------   --------------
NET ASSETS                                                        100.0%  $1,479,773,671
                                                         ==============   ==============

Swaption Purchased abbreviations are as follows:

EURIBOR   Euro Interbank Offered Rate
ISDA      International Swaps & Derivatives Assn., Inc.

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) All or a portion of the security was segregated by the Fund in the amount of $556,790,047, which represented 327.46% of the market value of securities sold short. See accompanying Notes.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS          GROSS        SHARES
                                                     OCTOBER 31, 2007    ADDITIONS     REDUCTIONS   JULY 31, 2008
                                                     ----------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E      393,707,214     769,142,576   518,699,434    644,150,356
Take-Two Interactive Software, Inc.                       4,722,550              --            --      4,722,550

                                                                      DIVIDEND
                                                         VALUE         INCOME
                                                     ------------   -----------
Oppenheimer Institutional Money Market Fund, Cl. E   $644,150,356   $15,928,507
Take-Two Interactive Software, Inc.                   107,674,140            --
                                                     ------------   -----------
                                                     $751,824,496   $15,928,507
                                                     ============   ===========

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,056,775 or 0.27% of the Fund's net assets as of July 31, 2008.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Swap contract terms if the option was exercised on exercise date.

(7.) Rate shown is the 7-day yield as of July 31, 2008.

                                                            SHARES
                                                          SOLD SHORT       VALUE
                                                          ----------   -------------
SECURITIES SOLD SHORT--(11.5)%
Fidelity NASDAQ Composite Index-Tracking Stock            (1,403,600)  $(128,176,752)
Standard & Poor's Depositary Receipts Trust, Series (1)     (330,000)    (41,853,900)
                                                                       -------------
Total Securities Sold Short (Proceeds $167,756,151)                    $(170,030,652)
                                                                       =============


                  4 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                                                  PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE
SWAP                                      CREDIT      AMOUNT     FIXED    TERMINATION    PREMIUM
COUNTERPARTY        REFERENCE ENTITY    PROTECTION    (000S)      RATE        DATE         PAID           VALUE
-----------------   -----------------   ----------   --------   -------   -----------   -----------   ------------
Deutsche Bank
   AG, London
   Branch:
                    Custom basket of
                    Asset-Backed
                    Securities             Sell      $ 20,000    15.423%    4/25/36     $        --   $(19,311,749)
                    Custom basket of
                    Asset-Backed
                    Securities              Buy        97,120     2.910     4/25/36              --     83,381,705
                    Custom basket of
                    Asset-Backed
                    Securities             Sell         7,630    19.250     2/25/36              --     (7,284,353)
                    Custom basket of
                    Asset-Backed
                    Securities              Buy       114,362     3.150     2/25/36              --     99,336,088
Goldman Sachs
   International:
                    CMBX.NA.A.4 Index       Buy        15,000     3.480     2/17/51      (3,701,831)     5,101,628
                    CMBX.NA.A.4 Index       Buy        15,000     3.480     2/17/51      (4,960,675)     5,129,869
                                                                                        -----------   ------------
                                                                                        $(8,662,506)  $166,353,188
                                                                                        ===========   ============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

CATASTROPHE/EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a


                  5 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semianual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.


                  6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended July 31, 2008 was as follows:

                                 PUT OPTIONS
                            ---------------------
                            NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS
                            ---------   ---------
Options outstanding as of
   October 31, 2007           6,568     $ 949,389
Options closed or expired      (550)      (61,598)
Options exercised            (6,018)     (887,791)
                             ------     ---------
Options outstanding as of
   July 31, 2008                 --     $      --
                             ======     =========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).


                  7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written and purchased swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid if the option expires unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,438,773,176
Federal tax cost of other investments     (159,093,645)
                                        --------------
Total federal tax cost                  $1,279,679,531
                                        ==============
Gross unrealized appreciation           $  293,319,963
Gross unrealized depreciation              (92,483,779)
                                        --------------
Net unrealized appreciation             $  200,836,184
                                        ==============

                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND




OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                                         SHARES           VALUE
                                                                      ------------   --------------
COMMON STOCKS--51.7%
CONSUMER DISCRETIONARY--4.7%
DIVERSIFIED CONSUMER SERVICES--1.0%
Apollo Group, Inc., Cl. A(1)                                               565,000   $   35,193,850
HOTELS, RESTAURANTS & LEISURE--1.8%
Royal Caribbean Cruises Ltd.(2)                                          1,570,000       40,003,600
Yum! Brands, Inc.                                                          654,000       23,426,280
                                                                                     --------------
                                                                                         63,429,880
                                                                                     --------------
MULTILINE RETAIL--0.7%
Family Dollar Stores, Inc.                                               1,060,000       24,698,000
SPECIALTY RETAIL--1.2%
PetSmart, Inc.                                                           1,905,000       43,262,550
CONSUMER STAPLES--7.3%
BEVERAGES--1.3%
Coca-Cola Co. (The)                                                        867,000       44,650,500
FOOD & STAPLES RETAILING--3.2%
Sysco Corp.                                                              1,540,000       43,674,400
Wal-Mart Stores, Inc.                                                    1,183,000       69,347,460
                                                                                     --------------
                                                                                        113,021,860
                                                                                     --------------
HOUSEHOLD PRODUCTS--1.4%
Colgate-Palmolive Co.                                                      642,000       47,681,340
TOBACCO--1.4%
Altria Group, Inc.                                                       2,506,000       50,997,100
ENERGY--9.0%
ENERGY EQUIPMENT & SERVICES--1.3%
Halliburton Co.                                                          1,020,000       45,716,400
OIL, GAS & CONSUMABLE FUELS--7.7%
Cameco Corp.                                                             1,370,000       49,224,100
Chevron Corp.                                                              822,000       69,508,320
ConocoPhillips                                                           1,860,000      151,813,200
                                                                                     --------------
                                                                                        270,545,620
                                                                                     --------------
FINANCIALS--10.1%
CAPITAL MARKETS--0.5%
Lehman Brothers Holdings, Inc.(2)                                          970,000       16,819,800
COMMERCIAL BANKS--0.5%
National City Corp.(2)                                                   3,559,000       16,834,070
CONSUMER FINANCE--2.0%
American Express Co.                                                       507,000       18,819,840
Capital One Financial Corp.                                              1,252,800       52,442,208
                                                                                     --------------
                                                                                         71,262,048
                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
CIT Group, Inc.(2)                                                       3,811,000       32,317,280
Citigroup, Inc.(2)                                                       2,086,000       38,987,340
                                                                                     --------------
                                                                                         71,304,620
                                                                                     --------------
INSURANCE--3.1%
American International Group, Inc.(2)                                    1,345,000       35,037,250
MBIA, Inc.(2)                                                            2,045,000       12,126,850


                       1 | OPPENHEIMER QUEST BALANCED FUND

OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                                         SHARES           VALUE
                                                                      ------------   --------------
COMMON STOCKS CONTINUED
FINANCIALS CONTINUED
INSURANCE CONTINUED
Prudential Financial, Inc.(2)                                              899,200   $   62,017,824
                                                                                     --------------
                                                                                        109,181,924
                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS--1.9%
Annaly Mortgage Management, Inc.                                         3,255,000       49,052,850
CapitalSource, Inc.(2)                                                   1,679,100       19,511,142
                                                                                     --------------
                                                                                         68,563,992
                                                                                     --------------
THRIFTS & MORTGAGE FINANCE--0.1%
PMI Group, Inc. (The)                                                    1,100,000        2,761,000
HEALTH CARE--12.5%
BIOTECHNOLOGY--1.8%
Regeneron Pharmaceuticals, Inc.(1)                                       1,700,000       37,213,000
Theravance, Inc.(1, 2)                                                   1,700,000       27,166,000
                                                                                     --------------
                                                                                         64,379,000
                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Health Net, Inc.(1)                                                      1,800,000       50,328,000
WellPoint, Inc.(1)                                                       2,645,000      138,730,250
                                                                                     --------------
                                                                                        189,058,250
                                                                                     --------------
PHARMACEUTICALS--5.3%
Roche Holding Ltd., Sponsored ADR                                        1,023,000       94,218,300
Schering-Plough Corp.                                                    2,683,000       56,557,640
Sepracor, Inc.(1)                                                        1,945,712       34,011,046
                                                                                     --------------
                                                                                        184,786,986
                                                                                     --------------
INDUSTRIALS--1.9%
AEROSPACE & DEFENSE--1.9%
Boeing Co.                                                               1,078,000       65,876,580
INFORMATION TECHNOLOGY--4.4%
INTERNET SOFTWARE & SERVICES--1.6%
Google, Inc., Cl. A(1, 2)                                                  118,000       55,902,500
IT SERVICES--2.8%
Infosys Technologies Ltd., Sponsored ADR(2)                              1,187,000       46,755,930
Visa, Inc., Cl. A(1)                                                       715,000       52,237,900
                                                                                     --------------
                                                                                         98,993,830
                                                                                     --------------
TELECOMMUNICATION SERVICES--1.8%
WIRELESS TELECOMMUNICATION SERVICES--1.8%
Sprint Nextel Corp.                                                      7,756,000       63,133,840
                                                                                     --------------
Total Common Stocks (Cost $2,024,088,446)                                             1,818,055,540
                                                                                     --------------
PREFERRED STOCKS--1.0%
CIT Group, Inc., 8.75% Cv., Series C                                       466,873       21,905,681
Lehman Brothers Holdings, Inc., 7.25% Cv., Series P, Non-Vtg.               19,650       12,772,500
                                                                                     --------------
Total Preferred Stocks (Cost $43,818,134)                                                34,678,181
                                                                                     --------------


                       2 | OPPENHEIMER QUEST BALANCED FUND

OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                                       PRINCIPAL
                                                                         AMOUNT          VALUE
                                                                      ------------   --------------
MORTGAGE-BACKED OBLIGATIONS--21.8%
Credit Suisse Commercial Mortgage Trust, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C2, Cl. A2,
5.448%, 1/1/49                                                        $ 13,400,000   $   13,083,795
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/38(3)                                                        50,000,000       48,757,800
6%, 8/1/38(3)                                                           25,688,000       25,820,447
Federal National Mortgage Assn.:
5.50%, 6/1/38                                                           58,904,770       57,707,653
5.50%, 9/1/37(3)                                                       100,000,000       97,609,400
6%, 9/1/36(3)                                                          150,000,000      150,257,850
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 2006-83, Cl. FH, 2.901%, 9/25/36(4)                               12,139,695       11,820,559
Trust 2006-93, Cl. MF, 2.861%, 10/25/36(4)                              24,672,188       24,222,436
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A2, 5.479%, 11/1/39                   14,755,000       14,596,592
Government National Mortgage Assn., 5.50%, 6/1/37-6/15/38              324,155,957      321,943,733
                                                                                     --------------
Total Mortgage-Backed Obligations (Cost $769,262,392)                                   765,820,265
                                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS--5.7%
Federal Farm Credit Bank Nts.:
4.75%, 5/7/10                                                           19,660,000       20,235,448
4.80%, 4/25/11                                                          49,010,000       50,699,326
U.S. Treasury Bonds, 4.375%, 2/15/38                                    75,000,000       72,644,550
U.S. Treasury Nts.:
3.375%, 7/31/07                                                         50,000,000       50,328,150
3.875%, 5/15/18                                                          6,852,000        6,816,671
                                                                                     --------------
Total U.S. Government Obligations (Cost $196,120,015)                                   200,724,145
                                                                                     --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--18.1%
American Express Co., 7% Sr. Unsec. Nts., 3/19/18                       10,505,000       10,494,453
American Express Credit Corp.:
3.86% Sr. Unsec. Nts., Series C, 5/27/10(4)                             25,966,000       25,704,263
5% Nts., Series B, 12/2/10                                              34,230,000       34,139,667
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10             39,120,000       38,889,427
Bank of America Corp., 4.375% Sr. Unsec. Nts., 12/1/10                  53,980,000       53,964,832
Bear Stearns Cos., Inc. (The), 3.063% Sr. Unsec.
   Unsub. Nts., 2/1/12(4)                                               15,185,000       14,474,570
CIT Group, Inc., 4.75% Sr. Nts., 12/15/10                               24,575,000       20,075,539
Citigroup, Inc.:
4.625% Nts., 8/3/10                                                     19,640,000       19,495,921
6% Nts., 2/21/12                                                        15,000,000       14,974,485
6.875% Sr. Unsec. Bonds, 3/5/38(2)                                      14,760,000       14,359,281
Duke Capital Corp., 7.50% Bonds, 10/1/09                                30,455,000       30,999,109
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10                     44,000,000       44,417,604
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10                  22,700,000       23,234,086
General Electric Capital Corp., 6% Nts., 6/15/12                        19,700,000       20,403,802
Goldman Sachs Group, Inc. (The):
5.70% Sr. Unsec. Nts., 9/1/12                                           33,880,000       34,219,511
6.75% Unsec. Sub. Nts., 10/1/37                                         29,530,000       26,300,717


                       3 | OPPENHEIMER QUEST BALANCED FUND

OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                                       PRINCIPAL
                                                                         AMOUNT          VALUE
                                                                      ------------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Household Finance Corp.:
4.125% Unsec. Nts., 11/16/09                                          $ 19,640,000   $   19,510,867
7% Sr. Unsec. Unsub. Nts., 5/15/12                                      20,000,000       20,809,260
Lehman Brothers Holdings, Inc., 6.875% Unsec. Sub. Nts., 7/17/37        14,750,000       12,312,223
Morgan Stanley:
2.87% Sr. Unsec. Unsub. Nts., Series F, 5/7/10(4)                        9,785,000        9,468,925
6.625% Sr. Unsec. Nts., Series F, 4/1/18                                14,765,000       13,728,659
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                    10,465,000       11,996,867
SLM Corp., 4.50% Nts., Series A, 7/26/10                                39,250,000       36,194,427
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs., 9/1/08        19,640,000       19,689,277
U.S. Bancorp, 4.50% Sr. Nts., Series P, 7/29/10                         15,610,000       15,840,450
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                   14,630,000       15,478,964
7.375% Sr. Nts., 9/1/12                                                 15,000,000       16,186,110
Wachovia Corp., 4.375% Nts., 6/1/10                                      9,781,000        9,491,962
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                  8,740,000        8,812,358
                                                                                     --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $641,750,040)                     635,667,616
                                                                                     --------------
SHORT-TERM NOTES--9.9%
Federal Home Loan Bank, 1.82%, 8/1/08 (Cost $347,015,000)              347,015,000      347,015,000
                                                                                     --------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH
   CASH COLLATERAL FROM SECURITIES LOANED) (COST $4,022,054,027)                      3,801,960,747
                                                                                     --------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
   LOANED--7.2%(5)
OFI Liquid Assets Fund, LLC, 2.48%(1, 6, 7) (Cost $255,209,625)        255,209,625      255,209,625
TOTAL INVESTMENTS, AT VALUE (COST $4,277,263,652)                            115.4%   4,057,170,372
                                                                                     --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                        (15.4)    (540,584,603)
                                                                      ------------   --------------
NET ASSETS                                                                   100.0%  $3,516,585,769
                                                                      ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) When-issued security or delayed delivery to be delivered and settled after July 31, 2008. See accompanying Notes.

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

(6.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES           GROSS         GROSS         SHARES
                                        OCTOBER 31, 2007    ADDITIONS    REDUCTIONS   JULY 31, 2008
                                        ----------------   -----------   ----------   -------------
OFI Liquid Assets Fund, LLC                   --           255,209,625         --      255,209,625

                                                                          INTEREST
                                                                           INCOME        VALUE
                                                                         ----------   ------------
OFI Liquid Assets Fund, LLC                                              $216,820*     $255,209,625

     * Net of compensation to counterparties.

(7.) Rate shown is the 7-day yield as of July 31, 2008.


                       4 | OPPENHEIMER QUEST BALANCED FUND

OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of July 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $321,075,326

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                       5 | OPPENHEIMER QUEST BALANCED FUND

OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of July 31, 2008, the Fund had on loan securities valued at $248,239,164. Collateral of $255,209,625 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,311,071,836
                                 ==============
Gross unrealized appreciation    $  127,639,713
Gross unrealized depreciation      (381,541,177)
                                 --------------
Net unrealized depreciation      $ (253,901,464)
                                 ==============

                       6 | OPPENHEIMER QUEST BALANCED FUND




OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES          VALUE
                                                     -----------   --------------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--9.3%
AUTO COMPONENTS--1.1%
Goodyear Tire & Rubber Co. (The)(1)                    2,000,000   $   39,260,000
HOTELS, RESTAURANTS & LEISURE--1.7%
Pinnacle Entertainment, Inc.(1)                        2,800,000       31,640,000
Scientific Games Corp., Cl. A(1)                       1,000,000       30,340,000
                                                                   --------------
                                                                       61,980,000
                                                                   --------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Mattel, Inc.                                           2,000,000       40,100,000
MEDIA--2.8%
Cinemark Holdings, Inc.                                1,500,000       21,990,000
Liberty Global, Inc., Series A(1)                      1,400,000       40,362,000
Liberty Global, Inc., Series C(1)                      1,400,000       38,360,000
                                                                   --------------
                                                                      100,712,000
                                                                   --------------
SPECIALTY RETAIL--1.7%
Advance Auto Parts, Inc.                                 650,000       26,708,500
Chico's FAS, Inc.(1)                                   3,000,000       16,710,000
OfficeMax, Inc.                                        1,500,000       19,140,000
                                                                   --------------
                                                                       62,558,500
                                                                   --------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Phillips/Van Heusen Corp.                                850,000       30,090,000
CONSUMER STAPLES--5.2%
FOOD & STAPLES RETAILING--1.5%
Longs Drug Stores, Inc.                                  750,000       35,062,500
Safeway, Inc.                                            700,000       18,704,000
                                                                   --------------
                                                                       53,766,500
                                                                   --------------
FOOD PRODUCTS--0.8%
Smithfield Foods, Inc.(1)                              1,400,000       30,072,000
HOUSEHOLD PRODUCTS--1.2%
Energizer Holdings, Inc.(1)                              600,000       42,804,000
TOBACCO--1.7%
Lorillard, Inc.                                          900,000       60,399,000
ENERGY--7.3%
ENERGY EQUIPMENT & SERVICES--2.5%
Exterran Holdings, Inc.(1)                               725,000       40,919,000
National Oilwell Varco, Inc.(1)                          350,000       27,520,500
Weatherford International Ltd.(1)                        600,000       22,638,000
                                                                   --------------
                                                                       91,077,500
                                                                   --------------
OIL, GAS & CONSUMABLE FUELS--4.8%
Cabot Oil & Gas Corp., Cl. A                             800,000       35,208,000
Capital Product Partners LP(2)                         1,000,000       17,010,000
Delta Petroleum Corp.(1)                               1,500,000       28,605,000
Murphy Oil Corp.                                         400,000       31,892,000
Peabody Energy Corp.                                     550,000       37,207,500
Range Resources Corp.                                    500,000       24,280,000
                                                                   --------------
                                                                      174,202,500
                                                                   --------------


                  1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES          VALUE
                                                     -----------   --------------
FINANCIALS--21.6%
CAPITAL MARKETS--4.3%
Affiliated Managers Group, Inc.(1)                       600,000   $   51,840,000
Investment Technology Group, Inc.(1)                   1,600,000       47,584,000
Julius Baer Holding AG                                   900,000       57,571,129
                                                                   --------------
                                                                      156,995,129
                                                                   --------------
COMMERCIAL BANKS--1.4%
Colonial BancGroup, Inc. (The)                         2,250,000       14,985,000
East West Bancorp, Inc.                                3,000,000       35,730,000
                                                                   --------------
                                                                       50,715,000
                                                                   --------------
CONSUMER FINANCE--1.1%
Capital One Financial Corp.                              900,000       37,674,000
DIVERSIFIED FINANCIAL SERVICES--2.5%
Fifth Street Finance Corp.(1)                          1,000,000        9,630,000
Liberty Acquisition Holdings Corp.(1)                  4,000,000       39,840,000
Trian Acquisition I Corp.(1)                           4,246,400       42,336,608
                                                                   --------------
                                                                       91,806,608
                                                                   --------------
INSURANCE--7.8%
ACE Ltd.                                               1,000,000       50,700,000
Everest Re Group Ltd.                                  1,000,000       81,800,000
Fidelity National Title Group, Inc., Cl. A             2,700,000       36,072,000
National Financial Partners Corp.                      1,925,000       40,136,250
Protective Life Corp.                                  2,000,000       71,920,000
                                                                   --------------
                                                                      280,628,250
                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--3.0%
BioMed Realty Trust, Inc.                              1,000,000       25,800,000
General Growth Properties, Inc.                        1,500,000       41,115,000
SL Green Realty Corp.                                    500,000       41,670,000
                                                                   --------------
                                                                      108,585,000
                                                                   --------------
THRIFTS & MORTGAGE FINANCE--1.5%
NewAlliance Bancshares, Inc.                           4,171,761       54,149,458
HEALTH CARE--6.4%
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Hospira, Inc.(1)                                       1,000,000       38,160,000
HEALTH CARE PROVIDERS & SERVICES--4.6%
Community Health Systems, Inc.(1)                      1,750,000       57,715,000
Coventry Health Care, Inc.(1)                            500,000       17,685,000
DaVita, Inc.(1)                                          500,000       27,925,000
Health Net, Inc.(1)                                    2,300,000       64,308,000
                                                                   --------------
                                                                      167,633,000
                                                                   --------------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Waters Corp.(1)                                          400,000       27,176,000
INDUSTRIALS--11.1%
AEROSPACE & DEFENSE--1.6%
AerCap Holdings NV(1)                                    700,000       10,682,000
Goodrich Corp.                                           940,000       46,191,600
                                                                   --------------
                                                                       56,873,600
                                                                   --------------


                  2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES          VALUE
                                                     -----------   --------------
AIR FREIGHT & LOGISTICS--1.6%
Atlas Air Worldwide Holdings, Inc.(1,2)                1,200,000   $   57,756,000
CONSTRUCTION & ENGINEERING--0.2%
Granite Construction, Inc.                               233,637        7,389,938
ELECTRICAL EQUIPMENT--1.0%
AMETEK, Inc.(3)                                          750,000       35,895,000
INDUSTRIAL CONGLOMERATES--0.7%
Walter Industries, Inc.                                  230,000       24,120,100
MACHINERY--3.0%
Joy Global, Inc.                                         500,000       36,110,000
Navistar International Corp.(1)                        1,296,990       72,631,440
                                                                   --------------
                                                                      108,741,440
                                                                   --------------
MARINE--1.7%
Eagle Bulk Shipping, Inc.                                500,000       14,520,000
Navios Maritime Holdings, Inc.                         5,000,000       47,300,000
                                                                   --------------
                                                                       61,820,000
                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Aircastle Ltd.(2)                                      4,500,000       49,275,000
INFORMATION TECHNOLOGY--15.2%
COMMUNICATIONS EQUIPMENT--0.9%
ADC Telecommunications, Inc.(1)                        3,500,000       33,110,000
COMPUTERS & PERIPHERALS--1.0%
Seagate Technology                                     2,500,000       37,425,000
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Agilent Technologies, Inc.(1)                          1,500,000       54,090,000
Amphenol Corp., Cl. A                                    700,000       33,369,000
                                                                   --------------
                                                                       87,459,000
                                                                   --------------
IT SERVICES--2.7%
Affiliated Computer Services, Inc., Cl. A(1)           1,200,000       57,840,000
TeleTech Holdings, Inc.(1)                             3,000,000       40,800,000
                                                                   --------------
                                                                       98,640,000
                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
Lam Research Corp.(1)                                  1,650,000       54,268,500
Varian Semiconductor Equipment Associates, Inc.(1)     1,500,000       43,830,000
                                                                   --------------
                                                                       98,098,500
                                                                   --------------
SOFTWARE--5.5%
Amdocs Ltd.(1)                                         1,500,000       45,615,000
Electronic Arts, Inc.(1)                               1,200,000       51,816,000
McAfee, Inc.(1)                                        2,000,000       65,500,000
THQ, Inc.(1)                                           2,250,000       34,155,000
                                                                   --------------
                                                                      197,086,000
                                                                   --------------
MATERIALS--8.8%
CHEMICALS--6.6%
Albemarle Corp.                                        1,750,000       68,127,500
Eastman Chemical Co.                                   1,100,000       65,956,000
FMC Corp.                                                427,990       31,829,616


                  3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES          VALUE
                                                     -----------   --------------
CHEMICALS CONTINUED
Lubrizol Corp. (The)                                   1,500,000   $   74,700,000
                                                                   --------------
                                                                      240,613,116
                                                                   --------------
CONSTRUCTION MATERIALS--0.3%
Texas Industries, Inc.                                   225,000       11,632,500
METALS & MINING--1.9%
Carpenter Technology Corp.                               675,000       26,122,500
Teck Cominco Ltd., Cl. B                                 450,000       20,686,500
United States Steel Corp.                                125,000       20,045,000
                                                                   --------------
                                                                       66,854,000
                                                                   --------------
TELECOMMUNICATION SERVICES--1.2%
WIRELESS TELECOMMUNICATION SERVICES--1.2%
NII Holdings, Inc.(1)                                    800,000       43,728,000
UTILITIES--9.1%
ELECTRIC UTILITIES--1.4%
Cleco Corp.                                            2,000,000       50,260,000
ENERGY TRADERS--3.6%
AES Corp. (The)(1)                                     2,175,000       35,104,500
Dynegy, Inc., Cl. A(1)                                 4,500,000       30,285,000
Mirant Corp.(1)                                        1,000,000       30,610,000
NRG Energy, Inc.(1)                                    1,000,000       36,290,000
                                                                   --------------
                                                                      132,289,500
                                                                   --------------
GAS UTILITIES--2.2%
Equitable Resources, Inc.                                550,000       28,737,500
Southern Union Co.                                     2,000,000       52,240,000
                                                                   --------------
                                                                       80,977,500
                                                                   --------------
MULTI-UTILITIES--1.9%
CMS Energy Corp.                                       5,000,000       67,499,999
                                                                   --------------
Total Common Stocks (Cost $3,685,636,219)                           3,448,088,638
                                                                   --------------
INVESTMENT COMPANY--3.0%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 2.67% (2,4) (Cost $110,589,691)            110,589,691      110,589,691

                               EXPIRATION   STRIKE
                                  DATE       PRICE    CONTRACTS
                               ----------   ------   -----------
OPTIONS PURCHASED--0.1%
National Financial Partners
   Corp. Call(1) (Cost
   $2,116,000)                  3/18/09     $19.50         5,750        2,401,143
TOTAL INVESTMENTS, AT VALUE
   (COST $3,798,341,910)                                    98.3%   3,561,079,472
OTHER ASSETS NET OF
   LIABILITIES                                               1.7       61,030,858
                                                     -----------   --------------
NET ASSETS                                                 100.0%  $3,622,110,330
                                                     ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.


                  4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES            GROSS           GROSS           SHARES
                                                     OCTOBER 31, 2007     ADDITIONS       REDUCTIONS    JULY 31, 2008
                                                     ----------------   -------------   -------------   -------------
Aircastle Ltd.                                                   --         4,500,000              --      4,500,000
Atlas Air Worldwide Holdings, Inc.                          540,000           660,000              --      1,200,000
Capital Product Partners LP                               1,000,000                --              --      1,000,000
Chiquita Brands International, Inc.                       2,250,000                --       2,250,000             --
Cleco Corp.(a)                                            3,000,000                --       1,000,000      2,000,000
Greenbrier Cos., Inc.                                     1,600,000                --       1,600,000             --
Information Services Group, Inc.                          2,300,000                --       2,300,000             --
NewAlliance Bancshares, Inc.(a)                           5,000,000         1,000,000       1,828,239      4,171,761
Oppenheimer Institutional Money Market Fund, Cl. E      125,541,232     1,332,901,925   1,347,853,466    110,589,691
Pantry, Inc. (The)                                        1,800,000           208,700       2,008,700             --
Vanda Pharmaceuticals, Inc.                               1,600,000                --       1,600,000             --

                                                                       DIVIDEND      REALIZED
                                                         VALUE          INCOME      GAIN (LOSS)
                                                     ------------     ----------   ------------
Aircastle Ltd.                                       $ 49,275,000     $1,125,000   $         --
Atlas Air Worldwide Holdings, Inc.                     57,756,000             --             --
Capital Product Partners LP                            17,010,000      1,180,000             --
Chiquita Brands International, Inc.                            --             --     18,169,042
Cleco Corp.(a)                                                 --(b)   1,350,000       (539,786)
Greenbrier Cos., Inc.                                          --        256,000    (15,174,196)
Information Services Group, Inc.                               --             --      2,155,161
NewAlliance Bancshares, Inc.(a)                                --(b)   1,145,192     (3,582,739)
Oppenheimer Institutional Money Market Fund, Cl. E    110,589,691      4,499,092             --
Pantry, Inc. (The)                                             --             --    (63,618,997)
Vanda Pharmaceuticals, Inc.                                    --             --    (31,760,780)
                                                     ------------     ----------   ------------
                                                     $234,630,691     $9,555,284   $(94,352,295)
                                                     ============     ==========   ============

(a.) No longer an affiliate as of July 31, 2008.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(3.) A sufficient amount of liquid assets has been designated to cover outstanding written put options.

(4.) Rate shown is the 7-day yield as of July 31, 2008.

WRITTEN PUT OPTIONS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                           NUMBER OF   EXERCISE   EXPIRATION    PREMIUMS
           DESCRIPTION              TYPE   CONTRACTS     PRICE       DATE       RECEIVED       VALUE
---------------------------------   ----   ---------   --------   ----------   ----------   ----------
National Financial Partners Corp.    Put     5,750      $19.50      3/18/09    $2,202,250   $1,891,578


                  5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                  6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended July 31, 2008 was as follows:

                                     PUT OPTIONS
                               -----------------------
                               NUMBER OF    AMOUNT OF
                               CONTRACTS     PREMIUMS
                               ---------   -----------
Options outstanding as of
   October 31, 2007                 --      $       --
Options written                  5,750       2,202,250
                                 -----      ----------
Options outstanding as of
   July 31, 2008                 5,750      $2,202,250
                                 =====      ==========

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Federal tax cost of securities             $3,824,360,705
Federal tax cost of other investments          (2,202,250)
                                           --------------
Total federal tax cost                     $3,822,158,455
                                           ==============
Gross unrealized appreciation              $  314,666,084
Gross unrealized depreciation                (577,636,644)
                                           --------------
Net unrealized depreciation                $ (262,970,560)
                                           ==============


                  8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008